BASIS OF PRESENTATION (Details) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($) vote $ / shares shares	Dec. 31, 2024 USD ($) subsidiary $ / shares
Product Information [Line Items]
Number of wholly-owned direct subsidiaries | subsidiary		3
Common stock, par value (in dollars per share) | $ / shares		$ 0.001
Paramount Global | Senior Notes And Senior Debentures
Product Information [Line Items]
Face value of debt		$ 13,330
Paramount Global | 6.25% Junior Subordinated Debentures due 2057
Product Information [Line Items]
Face value of debt		650
Paramount Global | 6.375% Junior Subordinated Debentures due 2062
Product Information [Line Items]
Face value of debt		$ 1,000
Forecast
Product Information [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Forecast | Skydance Investor Group
Product Information [Line Items]
Investment by certain affiliates of existing investors	$ 6,000
Investment by certain affiliates of existing investors, cash-stock election	4,500
Investment by certain affiliates of existing investors, cash	$ 1,500
Investment by certain affiliates of existing investors, subscription discount (in percent)	1.875%
Forecast | Skydance Investor Group | New Paramount Class B Common Stock
Product Information [Line Items]
Stock issuances (in shares) | shares	317,000,000
Share price (in dollars per share) | $ / shares	$ 15.00
Warrant issuance (in shares) | shares	200,000,000
Warrants price (in dollars per share) | $ / shares	$ 30.50
Warrant expiration period	5 years
Forecast | Skydance Investor Group | Maximum
Product Information [Line Items]
Potential remaining to be contributed	$ 1,500
Forecast | Skydance Investor Group | Maximum | New Paramount Class B Common Stock
Product Information [Line Items]
Stock issuances (in shares) | shares	400,000,000
Forecast | Holders Of Paramount Class A Shares Other Than NAI Equity Investors | New Paramount Class B Common Stock
Product Information [Line Items]
Stock conversion ratio (in shares) | shares	1.5333
Forecast | Holders Of Paramount Class A Shares Other Than NAI Equity Investors | Class A Common Stock
Product Information [Line Items]
Stock conversion price per share (in dollars per share) | $ / shares	$ 23.00
Forecast | Holders Of Paramount Class B Shares Other Than NAI Equity Investors | New Paramount Class B Common Stock
Product Information [Line Items]
Stock conversion ratio (in shares) | shares	1
Forecast | Holders Of Paramount Class B Shares Other Than NAI Equity Investors | Class B Common Stock
Product Information [Line Items]
Stock conversion price per share (in dollars per share) | $ / shares	$ 15.00
Forecast | National Amusements, Inc. (“NAI”) | New Paramount Class A Common Stock
Product Information [Line Items]
Votes per share | vote	1
Ownership after transaction (in percent)	100.00%
Forecast | Skydance Media, LLC | Paramount Global
Product Information [Line Items]
Termination fee	$ 400